ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's major subsidiaries and VIEs

As of December 31, 2013, the Company’s major subsidiaries and VIEs include the following entities:

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Subsidiaries

Beijing Ambow Online Software Co., Ltd. (“Ambow Online”)	August 24, 2000	PRC	Software product and Investment holding

Ambow Education Co., Ltd.	January 25, 2005	Cayman Islands	Investment holding

Ambow Education Ltd.	June 6, 2007	Cayman Islands	Investment holding

Ambow Education (Hong Kong) Ltd.	December 17, 2007	Hong Kong	Investment holding

Beijing Ambow Chuangying Education and Technology Co., Ltd.	January 18, 2008	PRC	Investment holding

Wenjian Gongying Venture Investment Enterprise	July 20, 2009	PRC	Investment holding

Ambow (Dalian) Education and Technology Co., Ltd	March 10, 2009	PRC	Career enhancement and Investment holding

Ambow Education Management (Hong Kong ) Ltd	November 9, 2009	Hong Kong	Investment holding

Ambow Education Management Ltd.	June 6, 2007	Cayman Islands	Investment holding

Beijing Ambow Shengying Education and Technology Co., Ltd.	October 13, 2008	PRC	Investment holding

Tianjin Ambow Yuhua Software Information Co., Ltd. (“Ambow Yuhua”)	March 31, 2010	PRC	Software product and Investment holding

Variable interest entities (“VIEs”)

Beijing Normal University Ambow Education Technology Co., Ltd.( “Ambow Shida”)	July 30, 2004	PRC	Investment holding

Shanghai Ambow Education Information Consulting Co., Ltd. (“Ambow Shanghai”)	May 16, 2006	PRC	Investment holding

Ambow Sihua Education and Technology Co., Ltd. (“Ambow Sihua”)	April 17, 2007	PRC	Investment holding

Suzhou Wenjian Venture Investment Management Consulting Co., Ltd. (“Suzhou Wenjian”)	February 25, 2009	PRC	Investment holding

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity
Subsidiaries of VIEs

Beijing Jinghan Education and Technology Co., Ltd. (“Beijing JH Tutoring”)	January 21, 2009	PRC	Tutoring

Hebei Yuanlong Corporate Management Co., Ltd. (“Hebei YL Career Enhancement”)	January 13, 2011	PRC	Career Enhancement

Beijing Genesis Education Group (“Genesis Career Enhancement”)	May 1, 2011	PRC	Career Enhancement

Beijing Jinghan Taihe Education Technology Co., Ltd. (“Beijing JT Tutoring”)	July 14, 2010	PRC	Tutoring

Ambow Jingxue (Beijing) Technology Co., Ltd.	April 15,2011	PRC	Tutoring

Changsha Newer Education Consulting Co., Ltd.(“Changsha Career Enhancement”)	September 16, 2002	PRC	Career Enhancement

Kunshan Ambow Education Technology Co., Ltd	August 28, 2008	PRC	Career Enhancement

Shanghai Hero Further Education Institute	January 9, 2009	PRC	Career Enhancement

Beijing Century Passion Consulting Co., Ltd.(“Beijing Century Tutoring”)	April1, 2002	PRC	Tutoring

Schools of VIEs

Changsha Study School (“Changsha Tutoring”)	June 1, 1984	PRC	Tutoring

Beijing Intelligent Training School (“Beijing YZ Tutoring”)	December 30, 1994	PRC	Tutoring

Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”)	June 18, 1999	PRC	K-12 School

Jilin Clever Training School (“Jilin Tutoring”)	May 8, 2000	PRC	Tutoring

Shenyang Universe High School (“Shenyang K-12”)	December 8, 2003	PRC	K-12 School

Shuyang Galaxy School (“Shuyang K-12”)	November 1, 2008	PRC	K-12 School

Beijing Haidian Ambow Xinganxian Training School	March 28, 2005	PRC	Tutoring

Beijing Huairou Xinganxian Training School	March 10, 2011	PRC	Tutoring

Schedule of consolidated financial information of the Group's VIEs and Non-VIEs were included in the accompanying consolidated financial statements of the Group
	As of December 31,
	2012	2013
	RMB	RMB
Total assets	2,822,537	1,654,036
Total liabilities	1,324,957	1,069,031

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Net revenue	1,001,761	1,215,551	1,138,521
Net loss	(102,892)	(852,927)	(479,323)

Schedule of the Group's cash and cash equivalents by currency denomination and jurisdiction

The following table sets forth a breakdown of the Group’s cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2013:

US$
Cayman Island	147
Hong Kong	19
Non-VIEs in PRC	1,152
Total US$	1,318

Schedule of the cash and cash equivalents held by the Group's VIEs and non-VIE in PRC	The following table sets forth cash and cash equivalents held by the Group’s VIEs and non-VIE in PRC as of December 31, 2013
RMB
VIEs in PRC	168,487
Non-VIEs in PRC	829
Total RMB	169,316